Warrants Liability - Schedule of Fair Value of the Warrants Granted (Details)	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Polar Multi-Strategy Master Fund [Member] | Warrants issued on 27 February 2024 with exercise price of $10.00 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	350,000
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.948%
Expected life of warrants	1.25
Exercise price (in Dollars per share)	$ 10
Issue date share price (in Dollars) | $	$ 10.2
Polar Multi-Strategy Master Fund [Member] | Warrants issued on 27 February 2024 with exercise price of $10.00 One [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	350,000
Dividend yield	0.00%
Expected volatility	80.00%
Risk-free interest rate	4.255%
Expected life of warrants	0.41
Exercise price (in Dollars per share)	$ 10
Share price at 31 December 2024 (in Dollars per share)	$ 6.79
Empery Asset Management LP [Member] | Warrants issued on 27 February 2024 with exercise price of $10.00 Two [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,000,000
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.948%
Expected life of warrants	1.25
Exercise price (in Dollars per share)	$ 10
Issue date share price (in Dollars) | $	$ 10.2
Empery Asset Management LP [Member] | Warrants issued on 27 February 2024 with exercise price of $10.00 Three [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	400,000
Dividend yield	0.00%
Expected volatility	80.00%
Risk-free interest rate	4.255%
Expected life of warrants	0.41
Exercise price (in Dollars per share)	$ 10
Share price at 31 December 2024 (in Dollars per share)	$ 6.79
Empery Asset Management LP [Member] | Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $10.00
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,000,000
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.30%
Expected life of warrants	5
Exercise price (in Dollars per share)	$ 11.45
Issue date share price (in Dollars) | $	$ 11.3
Empery Asset Management LP [Member] | Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $10.00 One [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,000,000
Dividend yield	0.00%
Expected volatility	80.00%
Risk-free interest rate	4.351%
Expected life of warrants	4.47
Exercise price (in Dollars per share)	$ 11.45
Share price at 31 December 2024 (in Dollars per share)	$ 6.79
Monte Carlos Simulation [Member] | Warrants Issued on 27 February 2024 With Exercise Price of $10.71 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,814,797
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.50%
Expected life of warrants	3
Exercise price (in Dollars per share)	$ 10.71
Issue date share price (in Dollars) | $	$ 10.2
Monte Carlos Simulation [Member] | Warrants Issued on 27 February 2024 With Exercise Price of $10.71 One [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,814,797
Dividend yield	0.00%
Expected volatility	80.00%
Risk-free interest rate	4.253%
Expected life of warrants	2.16
Exercise price (in Dollars per share)	$ 10.71
Share price at 31 December 2024 (in Dollars per share)	$ 6.79